Quarterly Holdings Report
for
Fidelity® MSCI Industrials Index ETF
October 31, 2025
T06-NPRT1-1225
1.9584813.111

Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
		Shares	Value
AEROSPACE & DEFENSE – 23.7%
Aerospace & Defense – 23.7%
AAR Corp. (a)		8,719	$734,227
AeroVironment, Inc. (a)		7,812	2,889,737
Archer Aviation, Inc. Class A (a)		130,098	1,459,700
Astronics Corp. (a)		6,502	319,768
Axon Enterprise, Inc. (a)		17,900	13,106,917
Boeing Co. (a)		182,538	36,693,789
BWX Technologies, Inc.		22,167	4,735,093
Cadre Holdings, Inc.		6,849	290,809
Curtiss-Wright Corp.		9,128	5,437,823
Ducommun, Inc. (a)		3,414	313,235
Eve Holding, Inc. (a)		17,942	78,227
General Dynamics Corp.		55,231	19,049,172
General Electric Co.		258,171	79,761,930
HEICO Corp.		10,682	3,394,419
HEICO Corp. Class A		18,311	4,536,184
Hexcel Corp.		19,515	1,393,371
Howmet Aerospace, Inc.		92,844	19,121,222
Huntington Ingalls Industries, Inc.		9,503	3,060,156
Intuitive Machines, Inc. (a)		25,183	300,433
Karman Holdings, Inc. (a)		12,802	1,078,440
Kratos Defense & Security Solutions, Inc. (a)		40,763	3,693,128
L3Harris Technologies, Inc.		45,263	13,085,533
Leonardo DRS, Inc.		19,109	698,625
Loar Holdings, Inc. (a)		7,917	626,472
Lockheed Martin Corp.		51,055	25,112,933
Mercury Systems, Inc. (a)		12,251	948,350
Moog, Inc. Class A		6,855	1,404,247
National Presto Industries, Inc.		1,369	146,442
Northrop Grumman Corp.		33,099	19,311,612
Redwire Corp. (a)		12,033	94,700
Rocket Lab Corp. (a)		104,445	6,577,946
RTX Corp.		323,429	57,732,077
Spirit AeroSystems Holdings, Inc. Class A (a)		28,509	1,045,995
StandardAero, Inc. (a)		35,796	1,034,146
Textron, Inc.		43,709	3,532,124
TransDigm Group, Inc.		13,594	17,787,885
V2X, Inc. (a)		4,986	284,651
Woodward, Inc.		14,425	3,780,937
TOTAL AEROSPACE & DEFENSE	354,652,455
AIR FREIGHT & LOGISTICS – 2.8%
Air Freight & Logistics – 2.8%
CH Robinson Worldwide, Inc.		28,740	4,425,673
Expeditors International of Washington, Inc.		33,153	4,041,351
FedEx Corp.		55,102	13,985,990
Forward Air Corp. (a)		5,129	96,476
GXO Logistics, Inc. (a)		27,709	1,557,523
Hub Group, Inc. Class A		14,875	547,846

		Shares	Value

United Parcel Service, Inc. Class B		177,634	$17,127,470
TOTAL AIR FREIGHT & LOGISTICS	41,782,329
BUILDING PRODUCTS – 6.4%
Building Products – 6.4%
A.O. Smith Corp.		28,152	1,857,751
AAON, Inc.		16,713	1,644,392
Advanced Drainage Systems, Inc.		17,838	2,498,212
Allegion PLC		20,817	3,450,834
American Woodmark Corp. (a)		3,478	221,653
Apogee Enterprises, Inc.		5,325	194,948
Armstrong World Industries, Inc.		10,506	2,000,658
AZZ, Inc.		6,947	693,658
Builders FirstSource, Inc. (a)		26,757	3,108,361
Carlisle Cos., Inc.		10,471	3,403,599
Carrier Global Corp.		186,802	11,112,851
CSW Industrials, Inc.		4,064	1,017,707
Fortune Brands Innovations, Inc.		29,064	1,476,451
Gibraltar Industries, Inc. (a)		7,068	440,973
Griffon Corp.		9,033	668,532
Hayward Holdings, Inc. (a)		52,385	888,973
Insteel Industries, Inc.		4,710	147,140
Janus International Group, Inc. (a)		33,988	326,285
Johnson Controls International PLC		159,315	18,224,043
Lennox International, Inc.		7,734	3,905,670
Masco Corp.		51,175	3,314,093
Masterbrand, Inc. (a)		30,665	387,299
Owens Corning		20,591	2,621,440
Quanex Building Products Corp.		10,305	146,434
Resideo Technologies, Inc. (a)		34,164	1,462,219
Simpson Manufacturing Co., Inc.		10,112	1,784,768
Trane Technologies PLC		53,987	24,221,268
Trex Co., Inc. (a)		26,057	1,259,074
UFP Industries, Inc.		14,618	1,346,756
Zurn Elkay Water Solutions Corp.		36,731	1,730,397
TOTAL BUILDING PRODUCTS	95,556,439
COMMERCIAL SERVICES & SUPPLIES – 6.3%
Commercial Printing – 0.1%
Brady Corp. Class A		10,603	804,874
Cimpress PLC (a)		4,012	277,670
Deluxe Corp.		10,898	197,363
Ennis, Inc.		6,513	106,813
			1,386,720
Diversified Support Services – 1.9%
ACV Auctions, Inc. Class A (a)		41,428	375,752
Cintas Corp.		87,977	16,123,545
Copart, Inc. (a)		222,388	9,564,908
Healthcare Services Group, Inc. (a)		17,723	316,710
Liquidity Services, Inc. (a)		6,261	149,888
OPENLANE, Inc. (a)		26,314	695,216
UniFirst Corp.		3,672	566,773
Vestis Corp.		28,728	150,822

Quarterly Report	2

Common Stocks – continued
		Shares	Value
COMMERCIAL SERVICES & SUPPLIES – continued
Diversified Support Services – continued
VSE Corp.		4,777	$863,109
			28,806,723
Environmental & Facilities Services – 3.9%
ABM Industries, Inc.		15,109	649,687
BrightView Holdings, Inc. (a)		17,342	213,654
Casella Waste Systems, Inc. Class A (a)		15,246	1,350,338
CECO Environmental Corp. (a)		7,262	355,039
Clean Harbors, Inc. (a)		12,325	2,594,536
Enviri Corp. (a)		17,541	214,176
Montrose Environmental Group, Inc. (a)		7,852	203,210
Republic Services, Inc.		52,955	11,027,349
Rollins, Inc.		70,399	4,055,686
Tetra Tech, Inc.		60,602	1,938,052
Veralto Corp.		60,009	5,921,688
Waste Connections, Inc.		62,560	10,490,061
Waste Management, Inc.		97,420	19,461,593
			58,475,069
Office Services & Supplies – 0.2%
HNI Corp.		11,338	463,951
Interface, Inc.		14,394	358,411
MillerKnoll, Inc.		16,671	260,401
MSA Safety, Inc.		9,120	1,432,113
Pitney Bowes, Inc.		18,240	180,211
Steelcase, Inc. Class A		21,026	335,575
			3,030,662
Security & Alarm Services – 0.2%
Brink's Co.		10,170	1,130,497
CoreCivic, Inc. (a)		26,694	494,640
GEO Group, Inc. (a)		34,536	586,076
			2,211,213
TOTAL COMMERCIAL SERVICES & SUPPLIES	93,910,387
CONSTRUCTION & ENGINEERING – 4.2%
Construction & Engineering – 4.2%
AECOM		31,965	4,294,498
Ameresco, Inc. Class A (a)		7,899	312,168
API Group Corp. (a)		80,457	2,962,427
Arcosa, Inc.		11,815	1,205,130
Argan, Inc.		3,334	1,020,904
Centuri Holdings, Inc. (a)		19,373	391,141
Comfort Systems USA, Inc.		8,536	8,242,191
Construction Partners, Inc. Class A (a)		11,442	1,308,393
Dycom Industries, Inc. (a)		7,000	2,014,530
EMCOR Group, Inc.		10,836	7,322,752
Everus Construction Group, Inc. (a)		11,700	1,063,413
Fluor Corp. (a)		39,887	1,945,289

		Shares	Value

Granite Construction, Inc.		10,655	$1,096,506
Great Lakes Dredge & Dock Corp. (a)		16,533	187,650
IES Holdings, Inc. (a)		2,156	844,893
Limbach Holdings, Inc. (a)		2,680	253,206
MasTec, Inc. (a)		15,283	3,120,177
MYR Group, Inc. (a)		3,765	819,640
Primoris Services Corp.		13,128	1,857,875
Quanta Services, Inc.		35,883	16,116,132
Sterling Infrastructure, Inc. (a)		7,353	2,778,699
Tutor Perini Corp. (a)		10,795	727,151
Valmont Industries, Inc.		4,852	2,005,962
WillScot Holdings Corp.		44,513	968,158
TOTAL CONSTRUCTION & ENGINEERING	62,858,885
ELECTRICAL EQUIPMENT – 11.5%
Electrical Components & Equipment – 8.3%
Acuity, Inc.		7,416	2,707,211
American Superconductor Corp. (a)		10,549	624,817
AMETEK, Inc.		55,893	11,296,534
Amprius Technologies, Inc. (a)		21,892	308,458
Array Technologies, Inc. (a)		36,468	315,813
Atkore, Inc.		8,130	563,003
Eaton Corp. PLC		94,737	36,147,850
Emerson Electric Co.		136,182	19,006,922
EnerSys		9,346	1,179,091
Enovix Corp. (a)		41,851	501,793
Eos Energy Enterprises, Inc. (a)		60,346	967,346
Fluence Energy, Inc. (a)		18,866	396,186
Generac Holdings, Inc. (a)		14,299	2,402,518
Hubbell, Inc.		12,919	6,071,930
LSI Industries, Inc.		6,705	153,477
NEXTracker, Inc. Class A (a)		35,807	3,624,385
nVent Electric PLC		39,896	4,562,108
Plug Power, Inc. (a)		250,088	672,737
Powell Industries, Inc.		2,361	905,184
Preformed Line Products Co.		597	126,630
Regal Rexnord Corp.		15,266	2,150,827
Rockwell Automation, Inc.		27,283	10,049,966
Sensata Technologies Holding PLC		35,433	1,127,832
Shoals Technologies Group, Inc. Class A (a)		40,848	429,312
Sunrun, Inc. (a)		52,566	1,091,270
Thermon Group Holdings, Inc. (a)		8,343	239,694
Vertiv Holdings Co. Class A		87,649	16,903,986
Vicor Corp. (a)		5,671	514,530
			125,041,410
Heavy Electrical Equipment – 3.2%
Bloom Energy Corp. Class A (a)		53,410	7,058,666
GE Vernova, Inc.		66,077	38,664,296
NANO Nuclear Energy, Inc. (a)		9,659	459,189
NuScale Power Corp. (a)		28,967	1,299,749
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
ELECTRICAL EQUIPMENT – continued
Heavy Electrical Equipment – continued
Power Solutions International, Inc. (a)		1,667	$142,728
			47,624,628
TOTAL ELECTRICAL EQUIPMENT	172,666,038
ENERGY EQUIPMENT & SERVICES – 0.0%
Oil & Gas Equipment & Services – 0.0%
NPK International, Inc. (a)		19,881	244,536
GROUND TRANSPORTATION – 9.1%
Cargo Ground Transportation – 1.5%
ArcBest Corp.		5,501	408,834
Covenant Logistics Group, Inc.		3,811	76,868
Heartland Express, Inc.		12,166	94,895
JB Hunt Transport Services, Inc.		18,755	3,166,969
Knight-Swift Transportation Holdings, Inc.		39,244	1,770,689
Landstar System, Inc.		8,439	1,083,821
Marten Transport Ltd.		15,425	158,106
Old Dominion Freight Line, Inc.		46,040	6,464,937
RXO, Inc. (a)		25,527	452,594
Ryder System, Inc.		10,009	1,693,823
Saia, Inc. (a)		6,440	1,883,700
Schneider National, Inc. Class B		13,451	287,448
U-Haul Holding Co.		23,418	1,135,539
Universal Logistics Holdings, Inc.		1,928	31,195
Werner Enterprises, Inc.		14,951	391,716
XPO, Inc. (a)		28,597	4,114,251
			23,215,385
Passenger Ground Transportation – 3.3%
Avis Budget Group, Inc. (a)		4,242	577,209
Hertz Global Holdings, Inc. (a)		29,593	151,812
Lyft, Inc. Class A (a)		99,706	2,039,985
Uber Technologies, Inc. (a)		480,955	46,412,157
			49,181,163
Rail Transportation – 4.3%
CSX Corp.		454,788	16,381,463
FTAI Infrastructure, Inc.		26,729	142,733
Norfolk Southern Corp.		54,581	15,467,164
Union Pacific Corp.		144,643	31,874,978
			63,866,338
TOTAL GROUND TRANSPORTATION	136,262,886
HOUSEHOLD DURABLES – 0.0%
Household Appliances – 0.0%
Worthington Enterprises, Inc.		7,854	440,531
INDUSTRIAL CONGLOMERATES – 3.5%
Industrial Conglomerates – 3.5%
3M Co.		130,291	21,693,451

		Shares	Value

Honeywell International, Inc.		155,591	$31,325,136
TOTAL INDUSTRIAL CONGLOMERATES	53,018,587
MACHINERY – 19.1%
Agricultural & Farm Machinery – 2.4%
AGCO Corp.		15,409	1,589,593
Alamo Group, Inc.		2,485	444,119
CNH Industrial NV		211,771	2,221,478
Deere & Co.		62,283	28,751,701
Lindsay Corp.		2,604	289,669
Titan International, Inc. (a)		12,565	94,866
Toro Co.		23,904	1,786,346
			35,177,772
Construction Machinery & Heavy Transportation Equipment – 7.4%
Aebi Schmidt Holding AG		9,313	103,840
Allison Transmission Holdings, Inc.		20,400	1,684,020
Astec Industries, Inc.		4,945	230,091
Atmus Filtration Technologies, Inc.		19,882	904,233
Blue Bird Corp. (a)		7,764	387,889
Caterpillar, Inc.		113,867	65,730,864
Cummins, Inc.		33,355	14,598,816
Douglas Dynamics, Inc.		5,432	164,209
Federal Signal Corp.		14,812	1,748,260
Greenbrier Cos., Inc.		7,578	316,533
Microvast Holdings, Inc. (a)		51,216	279,127
Miller Industries, Inc.		2,782	111,670
Oshkosh Corp.		15,552	1,917,406
PACCAR, Inc.		127,092	12,505,853
REV Group, Inc.		11,917	610,985
Terex Corp.		15,888	731,166
Trinity Industries, Inc.		19,848	543,240
Westinghouse Air Brake Technologies Corp.		41,426	8,469,132
			111,037,334
Industrial Machinery & Supplies & Components – 9.3%
Albany International Corp. Class A		7,378	417,447
Chart Industries, Inc. (a)		10,866	2,169,071
Crane Co.		11,813	2,244,470
Donaldson Co., Inc.		28,223	2,377,788
Dover Corp.		33,184	6,021,569
Energy Recovery, Inc. (a)		13,686	234,167
Enerpac Tool Group Corp.		12,951	531,509
Enpro, Inc.		5,132	1,190,675
Esab Corp.		13,928	1,627,069
ESCO Technologies, Inc.		6,243	1,370,151
Flowserve Corp.		31,582	2,155,472
Fortive Corp.		82,068	4,131,303
Franklin Electric Co., Inc.		9,396	890,459
Gates Industrial Corp. PLC (a)		62,566	1,381,457
Gorman-Rupp Co.		5,096	229,167
Graco, Inc.		40,463	3,308,660

Quarterly Report	4

Common Stocks – continued
		Shares	Value
MACHINERY – continued
Industrial Machinery & Supplies & Components – continued
Helios Technologies, Inc.		8,164	$451,959
Hillenbrand, Inc.		16,969	536,220
Hillman Solutions Corp. (a)		47,409	437,111
Hyster-Yale, Inc.		2,073	74,504
IDEX Corp.		18,259	3,130,688
Illinois Tool Works, Inc.		67,384	16,436,305
Ingersoll Rand, Inc.		97,672	7,455,304
ITT, Inc.		19,050	3,525,584
JBT Marel Corp.		12,564	1,584,320
Kadant, Inc.		2,845	787,098
Kennametal, Inc.		17,607	386,474
Lincoln Electric Holdings, Inc.		13,521	3,169,998
Middleby Corp. (a)		12,306	1,528,774
Mueller Industries, Inc.		25,453	2,694,709
Mueller Water Products, Inc. Class A		37,871	971,770
Nordson Corp.		13,002	3,015,814
Otis Worldwide Corp.		95,546	8,862,847
Parker-Hannifin Corp.		30,931	23,904,405
Pentair PLC		39,817	4,234,538
Proto Labs, Inc. (a)		5,898	293,485
RBC Bearings, Inc. (a)		7,225	3,096,129
Snap-on, Inc.		12,649	4,244,372
SPX Technologies, Inc. (a)		11,310	2,532,196
Standex International Corp.		2,933	684,064
Stanley Black & Decker, Inc.		37,378	2,531,238
Symbotic, Inc. (a)		12,012	972,371
Tennant Co.		4,321	345,680
Timken Co.		16,184	1,270,606
Watts Water Technologies, Inc. Class A		6,632	1,807,883
Xylem, Inc.		58,917	8,887,629
			140,134,509
TOTAL MACHINERY	286,349,615
MARINE TRANSPORTATION – 0.0%
Marine Transportation – 0.0%
Genco Shipping & Trading Ltd.		8,836	150,565
Kirby Corp. (a)		3,471	359,179
Matson, Inc.		2,060	207,957
TOTAL MARINE TRANSPORTATION	717,701
METALS & MINING – 0.5%
Steel – 0.5%
ATI, Inc. (a)		34,108	3,375,669
Carpenter Technology Corp.		12,002	3,791,432
TOTAL METALS & MINING	7,167,101
PASSENGER AIRLINES – 0.4%
Passenger Airlines – 0.4%
Alaska Air Group, Inc. (a)		7,317	305,339

		Shares	Value

Allegiant Travel Co. (a)		1,118	$69,517
American Airlines Group, Inc. (a)		40,579	532,802
Delta Air Lines, Inc.		39,455	2,263,928
Frontier Group Holdings, Inc. (a)		13,571	52,384
JetBlue Airways Corp. (a)		21,042	88,377
Joby Aviation, Inc. (a)		50,953	883,525
SkyWest, Inc. (a)		2,465	247,683
United Airlines Holdings, Inc. (a)		19,809	1,862,838
TOTAL PASSENGER AIRLINES	6,306,393
PROFESSIONAL SERVICES – 7.2%
Data Processing & Outsourced Services – 1.1%
Broadridge Financial Solutions, Inc.		28,435	6,267,074
Concentrix Corp.		9,234	372,222
CSG Systems International, Inc.		6,946	543,663
ExlService Holdings, Inc. (a)		39,570	1,547,187
Genpact Ltd.		40,159	1,532,066
Maximus, Inc.		13,685	1,137,497
SS&C Technologies Holdings, Inc.		53,718	4,561,733
TaskUS, Inc. Class A (a)		3,356	44,769
Verra Mobility Corp. (a)		38,546	894,653
			16,900,864
Human Resource & Employment Services – 3.0%
Alight, Inc. Class A		104,101	299,811
Automatic Data Processing, Inc.		98,276	25,581,243
Barrett Business Services, Inc.		6,283	254,273
Dayforce, Inc. (a)		38,726	2,662,025
First Advantage Corp. (a)		19,417	245,237
Heidrick & Struggles International, Inc.		4,944	288,581
Insperity, Inc.		8,792	387,903
Kforce, Inc.		4,763	120,504
Korn Ferry		12,530	810,691
ManpowerGroup, Inc.		11,308	346,703
Paychex, Inc.		78,498	9,186,621
Paycom Software, Inc.		12,587	2,354,902
Paylocity Holding Corp. (a)		10,696	1,511,024
Robert Half, Inc.		24,776	648,883
TriNet Group, Inc.		7,606	456,360
Upwork, Inc. (a)		30,275	482,584
			45,637,345
Research & Consulting Services – 3.1%
Amentum Holdings, Inc. (a)		38,234	856,824
BlackSky Technology, Inc. (a)		6,901	145,749
Booz Allen Hamilton Holding Corp.		30,042	2,618,461
CACI International, Inc. Class A (a)		5,323	2,992,857
CBIZ, Inc. (a)		11,855	652,025
Clarivate PLC (a)		76,022	258,475
CRA International, Inc.		1,657	315,642
Equifax, Inc.		30,072	6,348,199
Exponent, Inc.		12,202	864,024
FTI Consulting, Inc. (a)		8,304	1,370,243
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
PROFESSIONAL SERVICES – continued
Research & Consulting Services – continued
Huron Consulting Group, Inc. (a)		4,172	$686,044
ICF International, Inc.		4,413	354,276
Innodata, Inc. (a)		7,599	566,961
Jacobs Solutions, Inc.		29,053	4,526,748
KBR, Inc.		31,362	1,343,548
Legalzoom.com, Inc. (a)		28,523	284,374
Leidos Holdings, Inc.		29,604	5,638,674
Parsons Corp. (a)		12,940	1,075,832
Planet Labs PBC (a)		50,801	683,273
Science Applications International Corp.		11,358	1,064,358
TIC Solutions, Inc. (a)		28,376	344,201
TransUnion		47,241	3,835,024
UL Solutions, Inc. Class A		15,190	1,182,845
Verisk Analytics, Inc.		33,863	7,407,870
Willdan Group, Inc. (a)		3,339	315,569
			45,732,096
TOTAL PROFESSIONAL SERVICES	108,270,305
TRADING COMPANIES & DISTRIBUTORS – 5.1%
Trading Companies & Distributors – 5.1%
Air Lease Corp.		25,610	1,635,455
Applied Industrial Technologies, Inc.		9,218	2,369,856
BlueLinx Holdings, Inc. (a)		1,954	127,870
Boise Cascade Co.		9,079	639,979
Core & Main, Inc. Class A (a)		46,042	2,402,472
Custom Truck One Source, Inc. (a)		15,177	89,392
Distribution Solutions Group, Inc. (a)		2,252	61,570
DNOW, Inc. (a)		25,368	372,910
DXP Enterprises, Inc. (a)		3,251	388,982
Fastenal Co.		277,663	11,425,832
Ferguson Enterprises, Inc.		47,740	11,863,390
FTAI Aviation Ltd.		24,826	4,292,415
GATX Corp.		8,195	1,285,386
Global Industrial Co.		4,599	130,704
Herc Holdings, Inc.		7,679	1,090,802
McGrath RentCorp		5,991	643,673

		Shares	Value

MRC Global, Inc. (a)		21,023	$293,271
MSC Industrial Direct Co., Inc. Class A		10,841	920,509
QXO, Inc. (a)		130,144	2,299,644
Rush Enterprises, Inc. Class A		14,822	732,355
Rush Enterprises, Inc. Class B		1,886	98,958
SiteOne Landscape Supply, Inc. (a)		10,867	1,410,211
Transcat, Inc. (a)		2,214	160,847
United Rentals, Inc.		15,731	13,704,533
Watsco, Inc.		8,450	3,109,684
WESCO International, Inc.		11,814	3,066,087
Willis Lease Finance Corp.		753	96,670
WW Grainger, Inc.		11,044	10,812,076
Xometry, Inc. Class A (a)		10,854	528,481
TOTAL TRADING COMPANIES & DISTRIBUTORS	76,054,014
TOTAL COMMON STOCKS (Cost $1,083,922,129)			1,496,258,202
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.93% (b) (Cost $2,780,000)		2,780,000	2,780,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,086,702,129)	1,499,038,202
NET OTHER ASSETS (LIABILITIES) (c) – 0.0%	619,217
NET ASSETS – 100.0%	$1,499,657,419

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $162,584 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Industrial Select Sector Index Contracts (United States)	16	December 2025	2,510,240	$ 15,143	$ 15,143
CME E-mini Russell 2000 Index Contracts (United States)	5	December 2025	622,475	5,536	5,536
Total Equity Index Contracts					$20,679
Quarterly Report	6

The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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Quarterly Report	8